Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		¥ 1,461,738	¥ 1,557,320
Derivative assets, Fair value		34,207	42,100
Derivative liabilities, Notional	[1]	1,509,166	1,520,885
Derivative liabilities, Fair value	[1]	34,009	41,785
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,459,776	1,555,402
Derivative assets, Fair value	[2],[3]	34,148	42,045
Derivative liabilities, Notional	[1],[2],[3]	1,508,787	1,520,525
Derivative liabilities, Fair value	[1],[2],[3]	34,007	41,783
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	21,162	20,681
Derivative assets, Fair value	[2],[3]	1,524	1,747
Derivative liabilities, Notional	[1],[2],[3]	26,071	20,431
Derivative liabilities, Fair value	[1],[2],[3]	1,753	1,983
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,220,627	1,367,970
Derivative assets, Fair value	[2],[3]	24,620	31,611
Derivative liabilities, Notional	[1],[2],[3]	1,263,443	1,343,616
Derivative liabilities, Fair value	[1],[2],[3]	24,440	31,691
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	27,958	30,055
Derivative assets, Fair value	[2],[3]	865	1,111
Derivative liabilities, Notional	[1],[2],[3]	27,079	29,689
Derivative liabilities, Fair value	[1],[2],[3]	1,013	1,118
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	186,392	136,683
Derivative assets, Fair value	[2],[3]	7,138	7,576
Derivative liabilities, Notional	[1],[2],[3]	185,357	126,750
Derivative liabilities, Fair value	[1],[2],[3]	6,801	6,990
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	3,637	13
Derivative assets, Fair value	[2],[3]	1	0
Derivative liabilities, Notional	[1],[2],[3]	6,837	39
Derivative liabilities, Fair value	[1],[2],[3]	0	1
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,962	1,918
Derivative assets, Fair value		59	55
Derivative liabilities, Notional	[1]	379	360
Derivative liabilities, Fair value	[1]	2	2
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,802	1,741
Derivative assets, Fair value		55	54
Derivative liabilities, Notional	[1]	144	199
Derivative liabilities, Fair value	[1]	0	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		160	177
Derivative assets, Fair value		4	1
Derivative liabilities, Notional	[1]	235	161
Derivative liabilities, Fair value	[1]	¥ 2	¥ 2

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2015 and September 30, 2015, the amounts reported include derivatives used for non- trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.